Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2020
Fair Value Disclosures [Abstract]
Summary of Financial Assets Measured at Fair Value on Recurring Basis

The following tables summarize the Company’s financial assets measured at fair value on a recurring basis by level within the fair value hierarchy as of December 31, 2020 (in thousands):

		December 31, 2020
	Fair Value Hierarchy Level	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Cash equivalents
Money Market Funds Invested in U.S. government obligations(1)	Level 1	$4,844	$—	$—	$4,844
Short-term and long-term investments
U.S. Treasury securities	Level 2	123,998	28	—	124,026

Total		$128,842	$28	$—	$128,870

(1)	Included in cash and cash equivalents on the balance sheet

The following tables summarize the Company’s financial assets measured at fair value on a recurring basis by level within the fair value hierarchy as of December 31, 2019 (in thousands):

		December 31, 2019
	Fair Value Hierarchy Level	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Cash equivalents
Money Market Funds Invested in U.S. government obligations(1)	Level 1	$69	$—	$—	$69
Short-term and long-term investments
U.S. Treasury securities	Level 2	19,912	13	—	19,925

Total		$19,981	$13	$—	$19,994

(1)	Included in cash and cash equivalents on the balance sheet